John Hancock
Classic Value Fund
Quarterly portfolio holdings 1/31/2025

Fund’s investments
As of 1-31-25 (unaudited)
	Shares	Value
Common stocks 98.5%		$752,289,051
(Cost $580,229,091)
Communication services 2.8%		21,601,071
Media 2.8%
Charter Communications, Inc., Class A (A)	62,523	21,601,071
Consumer discretionary 9.9%		75,387,985
Automobile components 6.2%
Lear Corp.	239,941	22,576,049
Magna International, Inc. (B)	628,420	24,929,421
Household durables 2.0%
Newell Brands, Inc.	1,530,125	15,240,045
Textiles, apparel and luxury goods 1.7%
PVH Corp.	141,099	12,642,470
Consumer staples 5.6%		42,795,358
Consumer staples distribution and retail 3.2%
Dollar General Corp.	347,276	24,677,433
Food products 2.4%
Tyson Foods, Inc., Class A	320,728	18,117,925
Energy 4.3%		32,495,325
Energy equipment and services 1.8%
NOV, Inc.	963,670	13,925,032
Oil, gas and consumable fuels 2.5%
Shell PLC, ADR	282,009	18,570,293
Financials 28.8%		219,902,484
Banks 12.0%
Bank of America Corp.	488,152	22,601,438
Citigroup, Inc.	423,405	34,477,869
JPMorgan Chase & Co.	14,411	3,852,060
Wells Fargo & Company	390,569	30,776,837
Capital markets 1.6%
UBS Group AG	347,359	12,303,456
Consumer finance 4.0%
Capital One Financial Corp.	150,556	30,669,763
Financial services 8.2%
Corebridge Financial, Inc.	29,311	986,757
Equitable Holdings, Inc.	358,523	19,510,822
Global Payments, Inc.	236,829	26,726,153
Voya Financial, Inc.	218,183	15,488,811
Insurance 3.0%
MetLife, Inc.	260,184	22,508,518
Health care 27.8%		212,577,814
Health care equipment and supplies 7.7%
Baxter International, Inc.	1,214,697	39,550,534
Medtronic PLC	213,620	19,400,968
Health care providers and services 15.1%
CVS Health Corp.	800,971	45,238,841
Fresenius Medical Care AG, ADR (B)	1,163,170	28,928,038
Humana, Inc.	141,136	41,385,309
2	JOHN HANCOCK CLASSIC VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Pharmaceuticals 5.0%
Bristol-Myers Squibb Company	330,566	$19,486,866
Pfizer, Inc.	700,877	18,587,258
Industrials 5.6%		42,513,626
Passenger airlines 2.5%
Delta Air Lines, Inc.	285,865	19,230,139
Professional services 3.1%
SS&C Technologies Holdings, Inc.	287,628	23,283,487
Information technology 10.0%		76,370,104
Electronic equipment, instruments and components 2.1%
TE Connectivity PLC	105,527	15,614,830
IT services 5.6%
Amdocs, Ltd.	217,807	19,208,399
Cognizant Technology Solutions Corp., Class A	287,033	23,711,796
Semiconductors and semiconductor equipment 2.3%
Skyworks Solutions, Inc.	200,936	17,835,079
Materials 3.7%		28,645,284
Chemicals 3.7%
Dow, Inc.	733,554	28,645,284

	Yield (%)	Shares	Value
Short-term investments 5.1%			$38,859,427
(Cost $38,838,171)
Short-term funds 5.1%			38,859,427
John Hancock Collateral Trust (C)	4.2301(D)	2,757,562	27,584,994
State Street Institutional Treasury Money Market Fund, Premier Class	4.2822(D)	11,274,433	11,274,433

Total investments (Cost $619,067,262) 103.6%	$791,148,478
Other assets and liabilities, net (3.6%)	(27,611,569)
Total net assets 100.0%	$763,536,909

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-25. The value of securities on loan amounted to $26,925,903.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 1-31-25.
The fund had the following country composition as a percentage of net assets on 1-31-25:
United States	84.3%
Ireland	4.6%
Germany	3.8%
Canada	3.3%
United Kingdom	2.4%
Switzerland	1.6%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CLASSIC VALUE FUND	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of January 31, 2025, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates.  Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	2,757,562	$27,884,350	$31,436,720	$(31,737,133)	$507	$550	$16,228	—	$27,584,994
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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